Document And Entity Information	Oct. 24, 2022
Document Information [Line Items]
Entity, Registrant Name	Aravive, Inc.
Document, Type	8-K/A
Document, Period End Date	Oct. 24, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36361
Entity, Tax Identification Number	26-4106690
Entity, Address, Address Line One	3730 Kirby Drive, Suite 1200
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77098
City Area Code	936
Local Phone Number	355-1910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 10-24-22
Amendment Flag	true
Entity, Central Index Key	0001513818